Summary of critical accounting judgments and key sources of estimation uncertainty - Contingent Consideration Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 25, 2021	May 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Dec. 31, 2018	Sep. 30, 2018
Disclosure of contingent liabilities in business combination [line items]
Research and development expense			$ 50,180	$ 43,035	$ 15,980
Contingent consideration liabilities			0	19,140	6,202
Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense			(6,870)	12,938	1,991
GlyPharma
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired								100.00%
Contingent consideration liabilities			0	19,140	6,202	$ 20,000	$ 11,159
GlyPharma | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense	$ 7,730	$ 2,517	$ (6,870)	$ 12,938	$ 1,991